Going Concern		9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 5 – Going Concern

The accompanying financial statements have been prepared on a going concern basis, which assumes that the Company will continue to operate in the ordinary course of business. Since inception, the Company has not generated revenues and has incurred net losses, including $1,594 from inception on December 24, 2024 through December 31, 2024. The Company had no cash as of December 31, 2024.

The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital to fund operations and ultimately achieve profitable operations. Management intends to seek additional financing through equity and debt offerings; however, there can be no assurance that such financing will be available on acceptable terms, or at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 5 – Going Concern

The accompanying financial statements have been prepared on a going concern basis, which assumes that the Company will continue to operate in the ordinary course of business. Since inception, the Company has not generated revenues and has incurred net losses, including $1,594 from inception on December 24, 2024 through December 31, 2024, and $6,467 for the nine months ended September 30, 2025. The Company had cash of approximately $41,939 as of September 30, 2025.

The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital to fund operations and ultimately achieve profitable operations. Management intends to seek additional financing through equity and debt offerings; however, there can be no assurance that such financing will be available on acceptable terms, or at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.